Condensed financial information of the parent company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Deficit of investments in subsidiaries		$ 8,626,897,000,000
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		212,388,959	$ 81,576,897
Short-term investments			15,000,000
Other current assets, net		257,500	658,045
Due from subsidiaries		114,912,019	242,014,968
Total current assets		327,558,478	339,249,910
Intangible assets, net			17,726,105
Investment in subsidiaries			6,820,967
Total non-current assets			24,547,072
Total assets		327,558,478	363,796,982
Accrued liabilities and other payables			53,603
Total current liabilities		8,626,897	53,603
Total liabilities		8,626,897	53,603
Additional paid-in capital		397,620,927	393,717,189
Accumulated deficit		(66,988,873)	(23,100,631)
Accumulated other comprehensive loss		(11,724,531)	(6,897,005)
Total shareholders’ equity		318,931,581	363,743,379
Total liabilities and shareholders’ equity		327,558,478	363,796,982
Class A Ordinary Shares | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share value	[1]	18,080	17,848
Class B Ordinary Shares | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share value	[1]	$ 5,978	$ 5,978

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.